SCHEDULE OF MATURITIES OPERATING COMMITMENTS LEASE LIABILITIES (Details)	Jun. 30, 2026 USD ($)
Other Commitments [Line Items]
Within 1 year	$ 17,565
Total	55,623
Lease Commitment [Member]
Other Commitments [Line Items]
Within 1 year	33,702
2-3 years	20,193
Total	$ 53,895